COMMON AND PREFERRED STOCK (Details Narrative) - USD ($)				1 Months Ended			9 Months Ended		12 Months Ended
	Sep. 12, 2023	Sep. 12, 2023	Sep. 01, 2023	Aug. 25, 2024	Aug. 16, 2024	Apr. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	May 28, 2024	Aug. 25, 2023	Mar. 13, 2023	Jan. 03, 2023
Common Stock Shares authorized							250,000,000		100,000,000	100,000,000		100,000,000	100,000,000
Common Stock, par value							$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, par value							$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Preferred Stock Shares authorized							40,000,000		40,000,000	40,000,000			40,000,000
Issurance of Converted shares common stock			40,000				359,725		100,000
Purchase of Common stock									291,259
Restricted Stock Compensation							$ 279,889	$ 289,167	$ 394,168
Additional warrants to be issued									1,424	28,883
Issue shares of common stock for Commitment Fee, value									$ 540,000
Issued shares of common stock on the issuance of convertible debt							281,921
Common stock related to stock based compensation							462,243
Equity Line of Credit [Member]
Purchase of Common stock					5,000,000.0
Common stock issued, shares							291,259
Description of purchase price of the shares of common stock							the shares of common stock will be equal shall equal 80% of the average of the two lowest daily volume-weighted average prices if the Company’s common stock is traded under $0.25 per share and 85% of the average of the two lowest daily volume-weighted average prices if the Company’s common stock is traded between $0.26 to $0.50 and 88% of the average of the two lowest daily volume-weighted average prices if the Company’s common stock is traded between $0.51 - $0.99 and 90% of the average of the two lowest daily volume-weighted average prices if the Company’s common stock is traded over $1.00 during the five trading days preceding the purchase date
Common stock issued, value							$ 600,000
Financing costs							$ 1,008,376
Description strata agreement							the Strata Agreement that it specifies from time to time in a written notice (a “Request Notice”) delivered to Clearthink on any trading day up to the Commitment Amount. The maximum amount that the Company may specify in any one Request Notice is equal to the lesser of $1,000,000 or 500% of the average number of shares traded for the 10 trading days prior to the date of the Request Notice
Issue shares of common stock for Commitment Fee, shares							300,000
Issue shares of common stock for Commitment Fee, value							$ 156,030
Arena Business Solutions Global SPC II [Member]
Common Stock, par value	$ 0.0001	$ 0.0001
Purchase of Common stock	40,000,000	40,000,000
Chief Executive Officer [Member]
Restricted Shares Of Common Stock Issued For Bonus, Shares															4,000,000
Series A Preferred Stock [Member]
Preferred Stock Shares authorized									40,000,000
Conversion Price							$ 10.00		$ 10.00
Accrued Intrest rate							20.00%		12.00%
Preferred stock as in-kind dividend				176,081			176,081
Description of conversion price							The conversion price (“Conversion Price”) for the Preferred Stock is initially $10.00 per share; provided that the Conversion Price shall be reset to the lesser of $10.00 or 20% above the simple average of the volume weighted average price on the 20 trading days following 12 months after August 25, 2023; provided further that such Conversion Price shall be no greater than $10.00 and no less than $2.00 and subject to appropriate and customary adjustment
Issued Preferred stock in conjunction with asset acquisitions							621,500
Share issued for exchange, shares							71,945		212,842
Issurance of Converted shares common stock							359,725
Issue shares of common stock for Commitment Fee, shares									465,000
Committee [Member]
Additional compensation						$ 5,000
Chair of a Committee [Member]
Additional compensation						5,000			$ 20,000
Board Chair [Member]
Additional compensation						20,000
Restricted Stock Compensation [Member]
Compensation						$ 60,000
Restricted shares of common stock issued for bonus, value										$ 160,645
Restricted Stock Compensation [Member] | 2020 Service [Member] | Chief Executive Officers [Member]
Restricted shares of common stock issued for bonus, value										$ 356,000					$ 356,000
Restricted Shares Of Common Stock Issued For Bonus, Shares														5,027
Common Stock Warrants [Member]
Additional warrants to be issued							2,930,838	1,749,555
Number of shares issuable upon exercise of the Common Stock Warrants							2,975,967
Warrants issued											1,680,555
Additional warrants issued							1,173,218
Warrants price							$ 0.54